SEGMENT INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SEGMENT INFORMATION
SEGMENT INFORMATION
10.	SEGMENT INFORMATION

We have the following reportable segments: Travel Marketplace and SAAS Platform. These reportable segments offer different products and services and are managed separately because the nature of products and services, and methods used to distribute the services are different. Our primary operating metric is Adjusted EBITDA (Earnings Before Interest, Taxes, Depreciation, and Amortization). Assets, liabilities and expenses are reviewed on an entity-wide basis by the CODM, and hence are not allocated to these reportable segments. Segment revenue is reported and reviewed by the CODM on a monthly basis.

Such amounts are detailed in our segment reconciliation below.

	Three Months Ended June 30, 2022
	Travel Marketplace	SAAS Platform	Total
Third-party revenue	$42,397	253	42,650
Intersegment revenue	—	—	—
Revenue	$42,397	253	42,650
Adjusted EBITDA	$4,971	(455)	4,516
Depreciation and amortization	(2,633)	(136)	(2,769)
Stock-based compensation	(81)	—	(81)
Operating Income (loss)	$2,257	(591)	1,666
Other expense, net			(3,543)
Loss before income taxes			(1,877)
Provision for income taxes			(236)
Net loss			(2,113)

	Three Months Ended June 30, 2021
	Travel Marketplace	SAAS Platform	Total
Third-party revenue	$23,467	90	23,557
Intersegment revenue	—	—	—
Revenue	$23,467	90	23,557
Adjusted EBITDA	$393	(629)	(236)
Depreciation and amortization	(3,165)	(140)	(3,305)
Stock-based compensation	(3,771)	—	(3,771)
Operating loss	$(6,543)	(769)	(7,312)
Other expense, net			(5,711)
Loss before income taxes			(13,023)
Provision for income taxes			(55)
Net loss			(13,078)

	Six Months Ended June 30, 2022
	Travel Marketplace	SAAS Platform	Total
Third-party revenue	$79,758	545	80,303
Intersegment revenue	—	—	—
Revenue	$79,758	545	80,303
Adjusted EBITDA	$7,737	(1,008)	6,729
Depreciation and amortization	(5,312)	(274)	(5,586)
Stock-based compensation	(161)	—	(161)
Operating Income (loss)	$2,264	(1,282)	982
Other expense, net			(9,796)
Loss before income taxes			(8,814)
Provision for income taxes			(290)
Net loss			(9,104)

	Six Months Ended June 30, 2021
	Travel Marketplace	SAAS Platform	Total
Third-party revenue	$36,617	434	37,051
Intersegment revenue	—	—
Revenue	$36,617	434	37,051
Adjusted EBITDA	$(2,850)	(1,023)	(3,873)
Depreciation and amortization	(6,233)	(287)	(6,520)
Stock-based compensation	(3,771)	—	(3,771)
Operating loss	$(12,854)	(1,310)	(14,164)
Other expense, net			(11,145)
Loss before income taxes			(25,309)
Provision for income taxes			(120)
Net loss			(25,429)

Geographic information

The following table represents revenue by geographic area, the United States, and all other countries, based on the geographic location of the Company’s subsidiaries.

	Three Months Ended June 30,
	2022	2021
United States	$40,372	$23,294
International	2,278	263
	$42,650	$23,557

	Six Months Ended June 30,
	2022	2021
United States	$76,164	$36,556
International	4,139	495
	$80,303	$37,051

As of June 30, 2022, and December 31, 2021, long-lived assets located outside of the United States were not material.

14.	SEGMENT INFORMATION

Beginning of the fourth quarter of 2020, we have the following reportable segments: Travel Marketplace and SAAS Platform. These reportable segments offer different products and services and are managed separately because the nature of products and services, and methods used to distribute the services are different. Our primary operating metric is Adjusted EBITDA (Earnings Before Interest, Taxes, Depreciation, and Amortization). Assets, liabilities and expenses are reviewed on an entity-wide basis by the CODM, and hence are not allocated to these reportable segments. Segment revenue is reported and reviewed by the CODM on a monthly basis.

Such amounts are detailed in our segment reconciliation below.

	Year ended December 31, 2021
	Travel Marketplace	SAAS Platform	Total
Third-party revenue	$92,038	$1,156	$93,194
Intersegment revenue	—	—	—
Revenue	$92,038	$1,156	$93,194
Adjusted EBITDA	$(3,745)	$(1,710)	$(5,455)
Depreciation and amortization	(12,296)	(565)	(12,861)
Stock-based compensation	(3,936)	—	(3,936)
Operating loss	$(19,977)	$(2,275)	$(22,252)
Other expense, net			(16,330)
Loss before income taxes			(38,582)
Provision for income taxes			(323)
Net loss			$(38,905)

	Year ended December 31, 2020
	Travel Marketplace	SAAS Platform	Total
Third-party revenue	$65,057	$739	$65,796
Intersegment revenue	—	—	—
Revenue	$65,057	$739	$65,796
Adjusted EBITDA	$(23,529)	$(899)	$(24,428)
Depreciation and amortization	(11,235)	(179)	(11,414)
Stock-based compensation	(15)	—	(15)
Operating loss	$(34,779)	$(1,078)	$(35,857)
Other expense, net			(19,919)
Loss before income taxes			(55,776)
Benefit from income taxes			14,042
Net loss			$(41,734)

Geographic information

The following table represents revenue by geographic area, the United States, and all other countries, based on the geographic location of the Company’s subsidiaries.

	Year ended December 31,
	2021	2020
United States	$91,432	$64,156
International	1,762	1,640
	$93,194	$65,796

As of December 31, 2021 and 2020, long-lived assets located outside of the United States were not material.